497(e)
                                                                       333-64749

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED JULY 1, 2004 TO THE CURRENT VARIABLE ANNUITY PROSPECTUSES FOR:

Equitable Accumulator(R)
Equitable Accumulator(R) Elite(SM)
Equitable Accumulator(R) Plus(SM)
Equitable Accumulator(R) Select(SM)
Equitable Accumulator(R) Advisor(SM)

EQUI-VEST Employer-Sponsored
EQUI-VEST Series 100 and 300
EQUI-VEST Series 800
EQUI-VEST Express

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This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs") dated May 1, 2004, as previously supplemented (together, the "Prospectuses"), in the state of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any Prospectus without charge upon request.

Please note the following information:

Your right to cancel within a certain number of days

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the money market account (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the money market account) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.



















           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                              CA Free Look Supplement -- 177949
                                           EQ-V Employer-Sponsored, 100-300, 800
                                                        & Accumulator '04 Series
form 888-1355 (6/04)                                catalog number 133781 (6/04)
                                                                          x00793